INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6%
	ADVERTISING & MARKETING - 0.4%
6,650	Trade Desk, Inc. (The), Class A(a)	$ 695,125

	AEROSPACE & DEFENSE - 0.0%(b)
1,120	Hexcel Corporation	70,885

	APPAREL & TEXTILE PRODUCTS - 0.3%
350	Deckers Outdoor Corporation(a)	335,751
840	PVH Corporation	82,900
875	Ralph Lauren Corporation	149,853
		568,504
	ASSET MANAGEMENT - 0.4%
19,915	Blue Owl Capital, Inc.	351,301
735	Hamilton Lane, Inc., Class A	112,337
6,195	Invesco Ltd.	105,873
1,400	Stifel Financial Corporation	123,396
		692,907
	AUTOMOTIVE - 0.3%
21,105	Aurora Innovation, Inc.(a)	98,560
3,150	BorgWarner, Inc.	107,321
3,185	Gentex Corporation	99,786
770	Lear Corporation	89,821
32,445	Lucid Group, Inc.(a)	130,428
		525,916
	BANKING - 1.0%
875	Cullen/Frost Bankers, Inc.	98,201
1,925	East West Bancorp, Inc.	161,835
193	First Citizens BancShares, Inc., Class A	391,926
7,770	First Horizon Corporation	128,904
4,070	New York Community Bancorp, Inc.	44,119
1,085	Pinnacle Financial Partners, Inc.	108,033
1,260	Prosperity Bancshares, Inc.	92,711
12,670	Regions Financial Corporation	296,731
1,050	SouthState Corporation	101,945
2,415	Webster Financial Corporation	114,543

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	BANKING - 1.0% (Continued)
1,505	Western Alliance Bancorp	$ 122,928
2,030	Zions Bancorp NA	100,607
		1,762,483
	BEVERAGES - 0.5%
3,115	Celsius Holdings, Inc.(a)	118,463
126	Coca-Cola Consolidated, Inc.	169,142
14,175	Monster Beverage Corporation(a)	668,069
		955,674
	BIOTECH & PHARMA - 2.0%
1,645	Apellis Pharmaceuticals, Inc.(a)	63,991
2,450	Bridgebio Pharma, Inc.(a)	68,233
6,860	Elanco Animal Health, Inc.(a)	106,124
4,130	Exelixis, Inc.(a)	107,504
3,080	Incyte Corporation(a)	202,233
1,295	Intra-Cellular Therapies, Inc.(a)	94,898
1,960	Ionis Pharmaceuticals, Inc.(a)	93,453
840	Jazz Pharmaceuticals plc(a)	97,423
1,365	Neurocrine Biosciences, Inc.(a)	173,437
1,487	Regeneron Pharmaceuticals, Inc.(a)	1,761,633
11,060	Roivant Sciences Ltd.(a)	135,264
8,190	Royalty Pharma plc, Class A	237,755
630	United Therapeutics Corporation(a)	229,036
1,470	Vaxcyte, Inc.(a)	118,717
1,540	Viking Therapeutics, Inc.(a)	98,745
		3,588,446
	BUSINESS DEVELOPMENT COMPANIES - 0.0%(b)
472	Ares Capital Corporation	9,950

	CABLE & SATELLITE - 0.1%
1,995	Liberty Broadband Corporation - Series A(a)	122,194

	CHEMICALS - 3.4%
1,645	Albemarle Corporation	148,461
3,010	Axalta Coating Systems Ltd.(a)	109,865

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CHEMICALS - 3.4% (Continued)
2,660	CF Industries Holdings, Inc.	$ 221,019
3,500	International Flavors & Fragrances, Inc.	363,965
6,581	Linde plc	3,147,363
4,492	LyondellBasell Industries N.V., Class A	443,360
1,750	RPM International, Inc.	203,438
3,500	Sherwin-Williams Company (The)	1,292,795
1,715	Westlake Corporation	249,430
		6,179,696
	COMMERCIAL SUPPORT SERVICES - 2.2%
13,825	ADT, Inc.	100,784
1,380	Cintas Corporation	1,111,066
735	Clean Harbors, Inc.(a)	180,737
490	FTI Consulting, Inc.(a)	111,872
4,284	Republic Services, Inc.	891,972
1,470	Robert Half International, Inc.	92,125
6,545	Rollins, Inc.	328,428
5,460	Waste Management, Inc.	1,157,737
		3,974,721
	CONSTRUCTION MATERIALS - 1.0%
1,050	Advanced Drainage Systems, Inc.	164,598
644	Carlisle Companies, Inc.	272,927
455	Eagle Materials, Inc.	117,276
840	Martin Marietta Materials, Inc.	448,694
1,190	Owens Corning	200,789
595	Simpson Manufacturing Company, Inc.	108,921
2,415	Summit Materials, Inc., Class A(a)	97,808
1,820	Vulcan Materials Company	446,282
		1,857,295
	CONSUMER SERVICES - 0.1%
1,995	Service Corp International	156,149

	CONTAINERS & PACKAGING - 0.5%
875	AptarGroup, Inc.	134,041
1,575	Berry Global Group, Inc.	108,455

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	CONTAINERS & PACKAGING - 0.5% (Continued)
1,645	Crown Holdings, Inc.	$ 148,724
4,165	Graphic Packaging Holding Company	124,658
4,655	International Paper Company	225,395
1,225	Packaging Corporation of America	256,687
		997,960
	DATA CENTER REIT - 0.4%
4,340	Digital Realty Trust, Inc.	657,987

	DIVERSIFIED INDUSTRIALS - 0.7%
1,925	Dover Corporation	358,108
7,735	Emerson Electric Company	815,192
1,120	ITT, Inc.	155,926
		1,329,226
	E-COMMERCE DISCRETIONARY - 0.4%
6,013	Chewy, Inc.(a)	171,671
25,550	Coupang, Inc.(a)	565,933
1,680	Wayfair, Inc., Class A(a)	71,484
		809,088
	ELECTRIC UTILITIES – 4.9%
3,570	Ameren Corporation	294,561
5,250	Avangrid, Inc.	187,373
8,575	CenterPoint Energy, Inc.	234,098
3,955	CMS Energy Corporation	268,386
4,713	Consolidated Edison, Inc.	478,652
4,347	Constellation Energy Corporation	855,055
2,800	DTE Energy Company	350,056
2,914	Entergy Corporation	351,691
3,115	Evergy, Inc.	184,221
4,760	Eversource Energy	321,443
13,615	Exelon Corporation	518,595
7,840	FirstEnergy Corporation	344,333
27,388	NextEra Energy, Inc.	2,205,007
2,800	NRG Energy, Inc.	238,028
2,695	OGE Energy Corporation	106,614

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ELECTRIC UTILITIES – 4.9% (Continued)
28,980	PG&E Corporation	$ 570,906
1,645	Pinnacle West Capital Corporation	143,970
6,813	Public Service Enterprise Group, Inc.	550,150
4,768	Vistra Corporation	407,330
4,270	WEC Energy Group, Inc.	397,238
		9,007,707
	ELECTRICAL EQUIPMENT - 2.9%
2,030	A O Smith Corporation	169,952
420	Acuity Brands, Inc.	106,974
3,185	AMETEK, Inc.	544,794
16,377	Amphenol Corporation, Class A	1,104,630
3,325	API Group Corporation(a)	118,204
1,225	BWX Technologies, Inc.	126,175
2,310	Cognex Corporation	93,278
840	Generac Holdings, Inc.(a)	131,485
735	Hubbell, Inc.	293,941
2,345	Keysight Technologies, Inc.(a)	361,411
490	Lennox International, Inc.	289,193
337	Littelfuse, Inc.	91,731
1,960	NEXTracker, Inc.(a)	79,713
5,565	Otis Worldwide Corporation	526,950
4,200	TE Connectivity Ltd.	645,120
3,360	Trimble, Inc.(a)	190,478
5,215	Vertiv Holdings Company	433,001
455	Watts Water Technologies, Inc., Class A	89,499
		5,396,529
	ENGINEERING & CONSTRUCTION - 1.0%
490	Comfort Systems USA, Inc.	173,225
630	EMCOR Group, Inc.	247,628
2,310	Fluor Corporation(a)	115,662
385	Installed Building Products, Inc.	85,589
1,715	Jacobs Solutions, Inc.	258,759
1,855	KBR, Inc.	128,663
1,977	Quanta Services, Inc.	543,931

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	ENGINEERING & CONSTRUCTION - 1.0% (Continued)
735	Tetra Tech, Inc.	$ 174,739
432	TopBuild Corporation(a)	169,785
		1,897,981
	ENTERTAINMENT CONTENT - 0.7%
4,550	AppLovin Corporation, Class A(a)	422,558
6,335	Endeavor Group Holdings, Inc., Class A	174,086
8,715	ROBLOX Corporation, Class A(a)	383,373
2,310	Take-Two Interactive Software, Inc.(a)	373,550
		1,353,567
	FOOD - 0.8%
1,785	BellRing Brands, Inc.(a)	99,835
4,025	Campbell Soup Company	200,123
6,510	Conagra Brands, Inc.	203,112
2,170	Darling Ingredients, Inc.(a)	90,554
1,925	Lamb Weston Holdings, Inc.	119,196
3,605	McCormick & Company, Inc.	288,508
3,220	Pilgrim's Pride Corporation(a)	149,988
4,795	Tyson Foods, Inc., Class A	308,367
		1,459,683
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
1,470	Trex Company, Inc.(a)	93,698
840	UFP Industries, Inc.	102,203
		195,901
	GAS & WATER UTILITIES - 0.5%
2,660	American Water Works Company, Inc.	380,700
2,065	Atmos Energy Corporation	269,978
3,710	Essential Utilities, Inc.	144,653
6,090	NiSource, Inc.	201,335
		996,666
	HEALTH CARE FACILITIES & SERVICES - 2.7%
1,225	Acadia Healthcare Company, Inc.(a)	100,364
2,695	Cencora, Inc.	645,641
210	Chemed Corporation	123,096
1,190	DaVita, Inc.(a)	179,595

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
3,159	Elevance Health, Inc.	$ 1,759,216
1,365	Encompass Health Corporation	127,013
770	Ensign Group, Inc. (The)	116,547
1,190	HealthEquity, Inc.(a)	94,676
2,485	IQVIA Holdings, Inc.(a)	625,102
1,143	Labcorp Holdings, Inc.	262,764
420	Medpace Holdings, Inc.(a)	149,213
805	Molina Healthcare, Inc.(a)	281,581
1,400	Tenet Healthcare Corporation(a)	232,176
910	Universal Health Services, Inc., Class B	216,553
		4,913,537
	HEALTH CARE REIT - 0.9%
5,215	Healthcare Realty Trust, Inc.	92,827
9,660	Healthpeak Properties, Inc.	215,225
3,360	Omega Healthcare Investors, Inc.	132,854
5,495	Ventas, Inc.	341,294
7,840	Welltower, Inc.	946,131
		1,728,331
	HOME & OFFICE PRODUCTS - 0.2%
1,855	SharkNinja, Inc.	177,747
2,415	Tempur Sealy International, Inc.	126,618
		304,365
	HOME CONSTRUCTION - 1.8%
1,995	AZEK Company, Inc. (The)(a)	85,047
4,515	DR Horton, Inc.	852,250
1,750	Fortune Brands Innovations, Inc.	138,968
3,782	Lennar Corporation, Class A	688,550
3,010	Masco Corporation	239,476
490	Meritage Homes Corporation	97,054
875	Mohawk Industries, Inc.(a)	135,748
43	NVR, Inc.(a)	394,415
2,870	PulteGroup, Inc.	377,836
1,400	Toll Brothers, Inc.	201,698
		3,211,042

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	HOTEL REIT - 0.1%
9,660	Host Hotels & Resorts, Inc.	$ 170,982
805	Ryman Hospitality Properties, Inc.	83,688
		254,670
	HOUSEHOLD PRODUCTS - 0.3%
26,075	Kenvue, Inc.	572,346

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
385	RBC Bearings, Inc.(a)	114,672

	INDUSTRIAL REIT - 1.2%
3,920	Americold Realty Trust, Inc.	113,680
665	EastGroup Properties, Inc.	123,956
1,820	First Industrial Realty Trust, Inc.	103,249
12,600	Prologis, Inc.	1,610,533
2,940	Rexford Industrial Realty, Inc.	149,705
2,520	STAG Industrial, Inc.	102,262
		2,203,385
	INDUSTRIAL SUPPORT SERVICES - 1.2%
525	Applied Industrial Technologies, Inc.	107,688
2,765	Core & Main, Inc.(a)	132,803
7,840	Fastenal Company	535,315
595	SiteOne Landscape Supply, Inc.(a)	84,407
2,695	U-Haul Holding Company(a)	191,399
917	United Rentals, Inc.	679,734
537	Watsco, Inc.	255,301
700	WESCO International, Inc.	115,766
2,590	WillScot Holdings Corporation(a)	99,819
		2,202,232
	INFRASTRUCTURE REIT - 0.7%
5,950	Crown Castle, Inc.	666,519
1,470	SBA Communications Corporation	333,190
315	Texas Pacific Land Corporation	273,700
		1,273,409

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
1,435	Cboe Global Markets, Inc.	$ 294,749
525	Evercore Partners, Inc., Class A	129,014
945	Houlihan Lokey, Inc.	148,006
5,845	Interactive Brokers Group, Inc., Class A	753,361
7,910	Intercontinental Exchange, Inc.	1,277,860
2,940	Jefferies Financial Group, Inc.	176,253
1,820	SEI Investments Company	123,087
3,220	Tradeweb Markets, Inc., Class A	380,733
		3,283,063
	INSURANCE - 3.8%
7,910	Aflac, Inc.	872,948
1,155	American Financial Group, Inc.	154,331
9,310	American International Group, Inc.	717,336
3,885	Brown & Brown, Inc.	408,430
2,170	Cincinnati Financial Corporation	297,355
8,470	Corebridge Financial, Inc.	250,373
700	Erie Indemnity Company, Class A	355,761
1,260	Globe Life, Inc.	132,363
315	Kinsale Capital Group, Inc.	154,693
3,045	Loews Corporation	249,507
175	Markel Group, Inc.(a)	280,119
3,815	Old Republic International Corporation	136,844
455	Primerica, Inc.	119,770
7,980	Progressive Corporation (The)	2,012,556
875	Reinsurance Group of America, Inc.	193,165
630	RLI Corporation	97,083
3,535	Ryan Specialty Holdings, Inc., Class A	228,467
5,239	W R Berkley Corporation	312,768
		6,973,869
	INTERNET MEDIA & SERVICES - 0.1%
3,745	Maplebear, Inc.(a)	134,408

	LEISURE FACILITIES & SERVICES - 0.8%
1,540	Cava Group, Inc.(a)	175,622

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8% (Continued)
1,190	Planet Fitness, Inc., A(a)	$ 96,640
910	Texas Roadhouse, Inc.	153,563
2,310	TKO Group Holdings, Inc.	273,110
525	Vail Resorts, Inc.	95,393
399	Wingstop, Inc.	154,058
1,085	Wyndham Hotels & Resorts, Inc.	85,390
3,815	Yum! Brands, Inc.	514,719
		1,548,495
	LEISURE PRODUCTS - 0.1%
910	Brunswick Corporation	71,936
1,925	Hasbro, Inc.	131,208
735	Thor Industries, Inc.	78,836
		281,980
	MACHINERY - 3.4%
1,015	AGCO Corporation	92,406
6,860	Caterpillar, Inc.	2,442,845
770	Crane Company	121,953
518	Curtiss-Wright Corporation	163,615
1,645	Donaldson Company, Inc.	119,641
2,310	Graco, Inc.	192,539
1,050	IDEX Corporation	216,804
5,495	Ingersoll Rand, Inc.	502,518
770	Lincoln Electric Holdings, Inc.	149,080
735	Middleby Corporation (The)(a)	103,356
525	MSA Safety, Inc.	95,881
770	Nordson Corporation	197,551
1,750	Parker-Hannifin Corporation	1,050,349
910	Regal Rexnord Corporation	152,707
735	Snap-on, Inc.	208,549
1,435	Toro Company (The)	132,881
3,395	Veralto Corporation	381,700
		6,324,375
	MEDICAL EQUIPMENT & DEVICES - 4.3%
1,680	10X Genomics, Inc., Class A(a)	39,228

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.3% (Continued)
1,015	Align Technology, Inc.(a)	$ 240,778
6,895	Baxter International, Inc.	261,596
385	Bio-Rad Laboratories, Inc., Class A(a)	129,868
1,890	Bruker Corporation	126,989
2,870	DENTSPLY SIRONA, Inc.	72,582
5,215	DexCom, Inc.(a)	361,608
8,260	Edwards Lifesciences Corporation(a)	577,870
6,230	GE HealthCare Technologies, Inc.	528,429
1,855	Globus Medical, Inc., Class A(a)	134,859
3,150	Hologic, Inc.(a)	255,906
1,120	IDEXX Laboratories, Inc.(a)	539,090
945	Insulet Corporation(a)	191,618
4,783	Intuitive Surgical, Inc.(a)	2,356,250
700	Masimo Corporation(a)	82,264
290	Mettler-Toledo International, Inc.(a)	417,333
525	Penumbra, Inc.(a)	106,218
770	Repligen Corporation(a)	116,216
1,995	ResMed, Inc.	488,815
1,715	Revvity, Inc.	210,156
1,330	STERIS plc	320,663
997	West Pharmaceutical Services, Inc.	312,689
		7,871,025
	METALS & MINING - 1.7%
6,825	Cleveland-Cliffs, Inc.(a)	89,135
20,055	Freeport-McMoRan, Inc.	888,035
15,960	Newmont Corporation	852,104
910	Royal Gold, Inc.	127,555
10,779	Southern Copper Corporation	1,096,440
		3,053,269
	MORTGAGE FINANCE - 0.2%
9,555	AGNC Investment Corporation	97,557
7,291	Annaly Capital Management, Inc.	146,986
4,305	Starwood Property Trust, Inc.	89,716
		334,259

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	MULTI ASSET CLASS REIT - 0.1%
3,010	WP Carey, Inc.	$ 180,660

	OFFICE REIT - 0.3%
2,415	Alexandria Real Estate Equities, Inc.	288,762
2,205	BXP, Inc.	165,860
		454,622
	OIL & GAS PRODUCERS - 7.8%
4,095	Antero Resources Corporation(a)	110,524
4,130	APA Corporation	117,664
3,150	Cheniere Energy, Inc.	583,569
1,785	Chesapeake Energy Corporation	132,965
560	Chord Energy Corporation	83,121
1,365	Civitas Resources, Inc.	83,715
10,255	Coterra Energy, Inc.	249,504
8,645	Devon Energy Corporation	387,123
2,421	Diamondback Energy, Inc.	472,361
7,980	EOG Resources, Inc.	1,027,984
54,412	Exxon Mobil Corporation	6,417,351
3,150	Hess Midstream, L.P., Class A	117,653
2,695	HF Sinclair Corporation	132,432
31,143	Kinder Morgan, Inc.	671,755
7,805	Marathon Oil Corporation	223,613
1,610	Matador Resources Company	91,319
2,065	Murphy Oil Corporation	76,983
280	Murphy USA, Inc.	145,496
2,765	New Fortress Energy, Inc.	34,065
11,900	Occidental Petroleum Corporation	678,062
8,183	ONEOK, Inc.	755,782
3,675	Ovintiv, Inc.	157,400
20,771	Permian Resources Corporation	295,779
3,255	Range Resources Corporation	97,259
14,945	Southwestern Energy Company(a)	95,349
3,045	Targa Resources Corporation	447,311

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	OIL & GAS PRODUCERS - 7.8% (Continued)
4,585	Valero Energy Corporation	$ 672,757
		14,358,896
	OIL & GAS SERVICES & EQUIPMENT - 1.1%
13,685	Baker Hughes Company	481,301
12,110	Halliburton Company	376,500
1,960	Noble Corp plc	74,774
11,193	NOV, Inc.	198,900
19,740	Schlumberger N.V.	868,363
980	Weatherford International plc	102,841
		2,102,679
	PUBLISHING & BROADCASTING - 0.1%
8,015	News Corporation, Class A	227,065

	RENEWABLE ENERGY - 0.3%
1,820	Enphase Energy, Inc.(a)	220,293
1,456	First Solar, Inc.(a)	331,051
		551,344
	RESIDENTIAL REIT - 1.2%
4,970	American Homes 4 Rent, Class A	197,657
1,470	Camden Property Trust	184,044
2,555	Equity LifeStyle Properties, Inc.	185,774
5,215	Equity Residential	390,499
875	Essex Property Trust, Inc.	264,066
8,400	Invitation Homes, Inc.	309,456
1,610	Mid-America Apartment Communities, Inc.	261,416
1,715	Sun Communities, Inc.	231,937
4,480	UDR, Inc.	199,405
		2,224,254
	RETAIL - CONSUMER STAPLES - 0.6%
7,840	Albertsons Companies, Inc., Class A	153,821
1,820	BJ's Wholesale Club Holdings, Inc.(a)	145,527
503	Casey's General Stores, Inc.	182,242
3,045	Dollar General Corporation	252,643
2,975	Dollar Tree, Inc.(a)	251,358

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - CONSUMER STAPLES - 0.6% (Continued)
770	Five Below, Inc.(a)	$ 58,081
		1,043,672
	RETAIL - DISCRETIONARY - 5.9%
560	AutoNation, Inc.(a)	99,669
232	AutoZone, Inc.(a)	738,103
490	Avis Budget Group, Inc.	40,175
1,645	Builders FirstSource, Inc.(a)	286,230
875	Burlington Stores, Inc.(a)	234,710
2,135	CarMax, Inc.(a)	180,514
2,660	Carvana Company(a)	400,649
225	Dillard's, Inc., Class A	76,268
1,470	Floor & Decor Holdings, Inc., Class A(a)	165,287
1,925	Genuine Parts Company	275,776
13,650	Home Depot, Inc. (The)	5,030,024
385	Lithia Motors, Inc.	115,916
805	O'Reilly Automotive, Inc.(a)	909,626
910	Penske Automotive Group, Inc.	154,791
15,530	TJX Companies, Inc. (The)	1,821,203
1,732	Williams-Sonoma, Inc.	232,660
		10,761,601
	RETAIL REIT - 0.8%
1,365	Agree Realty Corporation	99,659
4,130	Brixmor Property Group, Inc.	113,121
1,155	Federal Realty Investment Trust	132,825
2,485	NNN REIT, Inc.	116,770
2,625	Regency Centers Corporation	190,811
4,515	Simon Property Group, Inc.	755,585
		1,408,771
	SELF-STORAGE REIT - 0.8%
3,080	CubeSmart	159,636
2,905	Extra Space Storage, Inc.	514,185
2,407	Public Storage	827,334
		1,501,155

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SEMICONDUCTORS - 10.6%
3,325	Amkor Technology, Inc.	$ 109,393
63,794	Broadcom, Inc.	10,386,938
2,065	Coherent Corporation(a)	160,967
2,030	Entegris, Inc.	235,216
7,560	GLOBALFOUNDRIES, Inc.(a)	352,901
1,855	KLA Corporation	1,520,042
1,855	Lattice Semiconductor Corporation(a)	87,853
980	MACOM Technology Solutions Holdings, Inc.(a)	107,045
11,865	Marvell Technology, Inc.	904,588
7,455	Microchip Technology, Inc.	612,503
910	MKS Instruments, Inc.	108,499
665	Monolithic Power Systems, Inc.	621,562
5,915	ON Semiconductor Corporation(a)	460,601
665	Onto Innovation, Inc.(a)	141,791
1,330	Qorvo, Inc.(a)	154,134
15,260	QUALCOMM, Inc.	2,675,077
1,505	Rambus, Inc.(a)	67,304
2,205	Skyworks Solutions, Inc.	241,646
2,100	Teradyne, Inc.	287,133
630	Universal Display Corporation	122,044
		19,357,237
	SOFTWARE - 7.4%
1,155	Altair Engineering, Inc., Class A(a)	104,366
1,181	ANSYS, Inc.(a)	379,597
490	Appfolio, Inc., Class A(a)	113,675
840	Aspen Technology, Inc.(a)	196,678
4,410	Bentley Systems, Inc., Class B	226,983
1,365	BILL Holdings, Inc.(a)	74,474
8,225	CCC Intelligent Solutions Holdings, Inc.(a)	88,666
4,585	Cloudflare, Inc., Class A(a)	376,612
910	Concentrix Corporation	68,459
4,340	Confluent, Inc., Class A(a)	92,095
4,515	Datadog, Inc., Class A(a)	524,914
2,170	Dayforce, Inc.(a)	124,059

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 7.4% (Continued)
2,800	DocuSign, Inc.(a)	$ 165,788
2,345	DoubleVerify Holdings, Inc.(a)	46,197
4,060	Dynatrace, Inc.(a)	205,517
1,365	Elastic N.V.(a)	103,999
10,430	Fortinet, Inc.(a)	800,085
4,095	Freshworks, Inc.(a)	47,830
8,715	Gen Digital, Inc.	230,599
2,170	GitLab, Inc. - Class A(a)	102,858
1,120	Guidewire Software, Inc.(a)	166,622
700	HubSpot, Inc.(a)	349,349
3,920	Informatica, Inc., Class A(a)	97,647
3,675	Klaviyo, Inc.(a)	115,616
840	Manhattan Associates, Inc.(a)	222,121
2,450	MicroStrategy, Inc., Class A(a)	324,429
1,015	MongoDB, Inc.(a)	295,152
3,328	Nutanix, Inc., Class A(a)	210,296
2,240	Okta, Inc.(a)	176,355
30,695	Palantir Technologies, Inc., Class A(a)	966,279
4,410	Palo Alto Networks, Inc.(a)	1,599,594
770	Paycom Software, Inc.	125,341
735	Paylocity Holding Corporation(a)	118,629
1,925	Procore Technologies, Inc.(a)	114,095
490	Qualys, Inc.(a)	61,333
1,454	Roper Technologies, Inc.	806,112
7,140	Samsara, Inc., Class A(a)	293,240
4,165	SentinelOne, Inc.(a)	98,127
4,480	Snowflake, Inc.(a)	511,750
490	SPS Commerce, Inc.(a)	97,873
3,395	SS&C Technologies Holdings, Inc.	254,931
2,100	Synopsys, Inc.(a)	1,091,118
572	Tyler Technologies, Inc.(a)	336,262
7,875	UiPath, Inc., Class A(a)	101,430
5,320	Unity Software, Inc.(a)	87,088
2,170	Veeva Systems, Inc., Class A(a)	469,675

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	SOFTWARE - 7.4% (Continued)
5,215	ZoomInfo Technologies, Inc., Class A(a)	$ 51,576
2,065	Zscaler, Inc.(a)	412,959
		13,628,450
	SPECIALTY FINANCE - 0.5%
175	Credit Acceptance Corporation(a)	81,643
80,570	Federal National Mortgage Association(a)	96,684
26,950	Rocket Companies, Inc.(a)	529,567
21,560	UWM Holdings Corporation	202,664
		910,558
	SPECIALTY REIT - 0.1%
1,400	Lamar Advertising Company, Class A	176,092

	STEEL - 0.5%
3,290	Nucor Corporation	499,783
770	Reliance, Inc.	220,721
2,135	Steel Dynamics, Inc.	255,154
		975,658
	TECHNOLOGY HARDWARE - 2.0%
4,280	Arista Networks, Inc.(a)	1,512,466
735	Arrow Electronics, Inc.(a)	99,284
1,960	Ciena Corporation(a)	112,994
1,295	Dolby Laboratories, Inc., Class A	92,411
805	F5, Inc.(a)	163,536
5,635	Flex Ltd.(a)	183,081
1,680	Jabil, Inc.	183,590
4,410	Juniper Networks, Inc.	171,461
2,800	NetApp, Inc.	338,016
805	Super Micro Computer, Inc.(a)	352,349
805	Ubiquiti, Inc.	155,784
4,410	Western Digital Corporation(a)	289,252
		3,654,224
	TECHNOLOGY SERVICES - 4.2%
4,340	Affirm Holdings, Inc.(a)	191,003
1,610	Amdocs Ltd.	140,022

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TECHNOLOGY SERVICES - 4.2% (Continued)
5,595	Automatic Data Processing, Inc.	$ 1,543,716
300	CACI International, Inc., Class A(a)	146,436
1,820	CDW Corporation	410,665
3,360	Coinbase Global, Inc., Class A(a)	616,090
980	Corpay, Inc.(a)	309,239
5,635	CoStar Group, Inc.(a)	435,586
805	EPAM Systems, Inc.(a)	161,612
1,680	Equifax, Inc.	515,978
333	Fair Isaac Corporation(a)	576,180
2,485	Genpact Ltd.	97,487
1,015	Jack Henry & Associates, Inc.	175,625
525	MarketAxess Holdings, Inc.	127,255
1,085	MSCI, Inc.	629,940
4,935	Paychex, Inc.	647,472
700	Science Applications International Corporation	91,413
1,260	Shift4 Payments, Inc.(a)	104,706
7,595	Toast, Inc., Class A(a)	188,812
1,960	Verisk Analytics, Inc.	534,727
560	WEX, Inc.(a)	106,971
		7,750,935
	TIMBER REIT - 0.2%
9,905	Weyerhaeuser Company	302,003

	TRANSPORTATION & LOGISTICS - 3.6%
1,575	CH Robinson Worldwide, Inc.	163,028
27,055	CSX Corporation	927,175
8,785	Delta Air Lines, Inc.	373,275
1,962	Expeditors International of Washington, Inc.	242,130
3,417	FedEx Corporation	1,020,897
1,645	GXO Logistics, Inc.(a)	82,332
1,435	JB Hunt Transport Services, Inc.	248,542
2,240	Knight-Swift Transportation Holdings, Inc.	117,331
490	Landstar System, Inc.	89,454
3,115	Norfolk Southern Corporation	797,938

INSPIRE 500 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	TRANSPORTATION & LOGISTICS - 3.6% (Continued)
2,970	Old Dominion Freight Line, Inc.	$ 572,616
698	Saia, Inc.(a)	262,329
11,735	United Parcel Service, Inc.	1,508,535
1,575	XPO, Inc.(a)	180,527
		6,586,109
	TRANSPORTATION EQUIPMENT - 0.4%
7,175	PACCAR, Inc.	690,092

	WHOLESALE - CONSUMER STAPLES - 0.6%
1,960	Bunge Global S.A.	198,705
2,135	Performance Food Group Co.(a)	159,356
6,783	Sysco Corporation	528,870
3,360	US Foods Holding Corporation(a)	198,946
		1,085,877
	WHOLESALE - DISCRETIONARY - 0.5%
13,090	Copart, Inc.(a)	693,246
525	Pool Corporation	184,601
		877,847

	TOTAL COMMON STOCKS (Cost $174,473,839)	182,654,773

	TOTAL INVESTMENTS - 99.6% (Cost $174,473,839)	$ 182,654,773
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	788,345
	NET ASSETS - 100.0%	$ 183,443,118

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.